Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Abstract]
Property and equipment, gross	¥ 57,348		¥ 78,210
Less: Accumulated depreciation	(42,220)		(40,427)
Less: Impairment loss	(102)		(7,709)
Property and equipment, net	15,026	$ 2,358	30,074
Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property and equipment, gross	30,045		45,020
Office Equipment [Member]
Property, Plant and Equipment [Abstract]
Property and equipment, gross	25,652		31,539
Software and Software Development Costs [Member]
Property, Plant and Equipment [Abstract]
Property and equipment, gross	¥ 1,651		¥ 1,651